The Sentinel Funds
Class I

Supplement dated February 4, 2009 to the Prospectus dated April 4, 2009

Effective February 3, 2009 all references to Sentinel U.S Treasury Money Market Fund are deleted and replaced with Sentinel Government Money Market Fund.

Effective January 1, 2009, the paragraph under “Buying, Selling, and Transferring Fund Shares—
Undesignated Investment” is deleted and replaced with the following:

When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we may return the money to you or we may deposit the undesignated portion or the entire amount, as applicable, into the Class A shares of the Sentinel Short Maturity Government Fund without sales charge. We will treat your inaction as approval of this purchase. You may at any time after the purchase direct us to redeem or exchange these shares of the Sentinel Short
Maturity Government Fund at the next net asset value calculated after we accept such direction. Exchange transactions will be subject to any applicable sales load. The Sentinel
Short Maturity Government Fund is described in a separate prospectus.

The first paragraph in the section titled “Investment Advisors and Portfolio Managers- Portfolio Managers”
is deleted and replaced with the following:

Sentinel’s staff is organized as six teams. The International Team is headed by Katherine
Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap
Blend Team is headed by Daniel J. Manion. The Small/Mid Cap Team is headed by Charles C.
Schwartz and Betsy Pecor. The Fixed-Income Team is headed by Thomas H. Brownell. The teams may include additional portfolio managers and a number of analysts.

The paragraph titled “Mid Cap Growth Fund” under the heading “Investment Advisors and Portfolio
Managers- Portfolio Managers” is deleted and replaced with the following:

Ms. Pecor and Mr. Schwartz co-manage the Mid Cap Growth Fund. Ms. Pecor has been associated with Sentinel or its affiliates since 2000 and has co-managed the Fund since 2008. She holds the
Chartered Financial Analyst designation. Mr. Schwartz has been associated with Sentinel since
1996 and has co-managed the Fund since 2008. He holds the Chartered Financial Analyst designation.

The Sentinel Sustainable Emerging Companies Fund has changed its name to Sentinel Sustainable Growth
Opportunities Fund. Therefore, all references to the fund name “Sentinel Sustainable Emerging Companies
Fund” are hereby deleted and replaced with references to “Sentinel Sustainable Growth Opportunities”.

The first three paragraphs under the subheading Sustainable Emerging Companies Fund in the section titled
“Investment Advisors and Portfolio Managers” are deleted and replaced with the following:

Sustainable Growth Opportunities Fund
Ms. Bramwell manages the Sustainable Growth Opportunities Fund. Ms. Bramwell has been associated with Sentinel since March 2006 and has managed the Fund since 2008. Prior to joining
Sentinel, Ms. Bramwell was the Chief Executive Officer of Bramwell Capital Management, Inc.,
which she founded in 1994, and the Chair, President and Chief Investment Officer of The
Bramwell Funds, Inc. Ms. Bramwell holds the Chartered Financial Analyst designation.

The paragraph under the heading “Buying, Selling and Transferring Fund Shares-Eligibility Requirements
and Investment Minimums” is deleted and replaced with the following:

Class I shares do not charge a sales load and typically have an expense ratio that is lower than the Fund’s other classes of shares. Class I shares do not offer certain account services available to other classes, such as automatic investment and withdrawal plans and online account access. Class I shares are generally appropriate for investors who pay their financial intermediary other than through a sales charge (i.e., sales load and/or 12b-1 fee) and/or who do not have a need for those additional account services from the Fund. The following types of investors are eligible to purchase Class I shares:

  Investment advisory and retirement plan platforms, if such platform’s overall fee structure is designed with the intent of investing in class I or similar classes of shares, as evidenced by the platform investing in the class I or similar class of shares of at least one other mutual fund complex which offers classes similar to the Sentinel Funds’ Class I and load-waived
  Class A shares, or by the platform investing solely in classes of shares of other mutual fund complexes which do not pay 12b-1 service fees.
  Institutional investors, other than investment advisory and retirement plan platforms, with an initial investment of at least $1 million in Class I shares;
  Qualified tuition programs established under Section 529 of the Code; Registered investment companies;
  Synovus Trust Company for trust accounts established on behalf of its clients;
  Accounts that received Class I shares of a Sentinel Fund in exchange for Class A shares of a
  Synovus Fund in a reorganization, but only with respect to reinvested dividends and distributions;
  Accounts that received Class I shares of a Sentinel Fund in exchange for shares of a Citizens Fund in a reorganization; and
  Retirement and deferred compensation plans established for the benefit of the employees, agents or Directors of National Life Insurance Company and its affiliates.

The table and footnotes under the heading “Sentinel Government Securities Fund- Average Annual Total
Return” comparing the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for each share class of the Government Securities Fund, the average annual return after taxes on distributions for the Class A shares of the Government Securities Fund and the average annual total return after taxes on distributions and redemption for Class A shares of the
Government Securities Fund is deleted and replaced with the following:

			Past 10
			Years/
For the periods ended	Past One	Past 5	Since
December 31, 2007[1]	Year	Years	Inception
Return Before Taxes	7.87%	4.38%	5.68%
Return After Taxes on Distributions	6.06%	2.75%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.06%	2.77%	3.58%
Lehman Brothers U.S. Government Bond Index[3]	8.66%	4.10%	5.92%
Lehman Brothers U. S. Mortgage Backed Securities Index [4,6]	6.90%	4.49%	5.91%
Lehman Brothers U.S. Fixed-Rate Mortgage Backed	6.96%	4.50%	5.91%
Securities (MBS) Index 5, 6

1	Class I shares performance prior to the inception of the Class I shares is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales load.
2	Returns after taxes on distributions and sale of fund shares may be higher than before-tax and/or after tax on distribution returns when a net capital loss occurs upon the redemption of fund shares.
3	The Lehman Brothers U.S. Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.
4	The Lehman Brothers U.S. Mortgage Backed Securities (MBS) Index is an unmanaged index of agency mortgage-backed passthrough securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FNMA).
5	The Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities (MBS) Index is an unmanaged index made up of the securities in the Lehman Brothers Mortgage-Backed Securities Index that are of investment quality, have at least one year to maturity and have an outstanding par value of at least $100 million.

6 The Government Securities Fund is replacing the Lehman Brothers U.S. Fixed-Rate Mortgage Backed
Securities (MBS) Index with the Lehman Brothers U.S. Mortgage Backed Securities (MBS) Index because
Sentinel believes the new index is a more appropriate measure of the Fund’s current investment strategy.

The table and footnotes under the heading “Sentinel Sustainable Core Opportunities Fund- Average Annual
Total Return” comparing the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for each share class of the Sustainable Core Opportunities
Fund, the average annual return after taxes on distributions for the Class A shares of the Sustainable Core
Opportunities and the average annual total return after taxes on distributions and redemption for Class A shares of the Sustainable Core Opportunities is deleted and replaced with the following:

	Past
For the periods ended	One		Past 10
December 31, 2007[1]	Year	Past 5 Years	Years
Return Before Taxes	7.50%	14.90	7.00
Return After Taxes on Distributions	7.40%	14.86	5.68
Return After Taxes on Distributions and Sale of Fund Shares	5.01%	13.12%	5.36%
Standard & Poor’s 500 Index[2]	5.49%	12.83%	5.91%
Russell 1000® Index[3]	5.77%	13.43%	6.20%

1	Performance for the Fund (a) from September 24, 2001 to April 4, 2008 is based on the performance of the predecessor Citizens Value Fund and (b) prior to September 24, 2001 on the Citizens Value Fund’s predecessor, the Meyers Pride Value Fund, which were offered without a sales load, restated to reflect the sales loads of the Class I shares.
2	The Standard & Poor’s 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.
3	The Russell 1000® Index measures the performance of the 1,000 largest companies domiciled in the United States based on total market capitalization.

Effective May 14, 2008 the section of the Prospectus entitled Buying, Selling and Transferring Fund
Shares- Foreign Addresses is deleted and replaced with the following:

Because the Funds are not registered for sales outside of the U.S. they cannot accept new accounts or investments into an account with a mailing address that is not within the U.S or a military address. You may hold, redeem shares or reinvest future dividend and capital gains, but not purchase shares into, an account originally established with a U.S. address if your address is later changed to a foreign address.